DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Income taxes
Net operating loss carry-forward	$ 22,365
2014
Income taxes
Net operating loss carry-forward	452
2015
Income taxes
Net operating loss carry-forward	1,361
2016
Income taxes
Net operating loss carry-forward	5,972
2017
Income taxes
Net operating loss carry-forward	7,560
2018
Income taxes
Net operating loss carry-forward	$ 7,020